DISCONTINUED OPERATIONS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
DISCONTINUED OPERATIONS
Income tax benefit		$ 7	$ (2)	$ (1)	$ 5	$ (10)	$ 80
(Loss) income from discontinued operations, net of tax	(1)	10	(7)	(5)	(1)	42	(19)
Cash flows from investing activities				3	3	34
Cash flows from operating activities						(34)
Huntsman Chemical Company Australia Pty Ltd ("HCCA")
DISCONTINUED OPERATIONS
Number of claimants with whom the entity has agreed to settle claims					2
Number of claims where insurers continue to defend					1
Settlement of fire insurance claims
DISCONTINUED OPERATIONS
Legal fees							17
Proceeds from reinsurers						110
Cash flows from investing activities						34
Cash flows from operating activities						76
Settlement of product exchange liabilities
DISCONTINUED OPERATIONS
Gain (loss) on insurance settlements, net							2
AUSTRALIA STYRENICS BUSINESS SHUTDOWN
DISCONTINUED OPERATIONS
Cost recorded related to the closure of business						6	63
Cumulative currency translation losses upon liquidation						(19)
Revenues	10	10	28	28	38	52	98
Operating costs and expenses	(11)	7	(37)	(34)	(44)	(85)	(182)
(Loss) income before income taxes					(6)	(52)	(84)
Income tax benefit		(7)	2	1	2	28	74
(Loss) income from discontinued operations, net of tax	(1)	10	(7)	(5)	(4)	(24)	(10)
U.S. Base Chemicals Disposition
DISCONTINUED OPERATIONS
Other (expenses) income					(1)	(6)	2
Gain (loss) on insurance settlements, net						110	(17)
(Loss) income before income taxes					(1)	104	(15)
Income tax benefit						(38)	6
(Loss) income from discontinued operations, net of tax					(1)	66	(9)
U.S. Base Chemicals Disposition | Settlement of fire insurance claims
DISCONTINUED OPERATIONS
Pretax gain (loss) on disposal						110
U.S. Base Chemicals Disposition | 2005 gulf coast storms
DISCONTINUED OPERATIONS
Pretax gain (loss) on disposal						$ 7